Other Assets (Details) - Schedule of Other Assets ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Other Assets [Abstract]
Prepaid income taxes	₨ 361	$ 4.4	₨ 646
Derivative asset (Note 25)	7,302	88.8	3,530
Interest receivable on term deposits	33	0.4	28
Security deposits	386	4.7	373
Contract acquisition cost	305	3.7	322
Unbilled receivables	289	3.5	253
Other	54	0.7	38
Total	₨ 8,730	$ 106.2	₨ 5,190